Commitments and Contingencies (Details Textual)	0 Months Ended		6 Months Ended		12 Months Ended
	Nov. 01, 2013 USD ($)	Nov. 01, 2013 CAD	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Commitments and Contingencies [Abstract]
Monthly lease rent for office space	$ 2,185	2,325
Rent expense			$ 12,867	$ 13,659	$ 22,323	$ 12,669	$ 480
Term of free office rent	1 year	1 year